SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT
Useful Lives
Equipment	3 years
Furniture	7 years
Leasehold improvements	Shorter of useful life of asset or lease term

SUMMARY OF COMPANY REVENUE BY MAJOR SERVICE LINE

A summary of the Company’s revenue by major service lines is as follows:

	Years Ended December 31,
	2025	2024	2023
Freight transportation brokerage	$9,625,003	$8,635,201	$13,474,282
Dedicated capacity	3,419,801	5,093,721	3,586,471
Software	17,730	-	-
Total revenue	$13,062,534	$13,728,922	$17,060,753